Deferred income tax (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax assets (Note 15)	$ 153,486	$ 135,327
Deferred tax liabilities (Notes 15)	$ (271,175)	$ (148,301)